INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Components of Consolidated Statement of Financial Position
Trade debtors	$ 176,943,073	$ 111,950,965
Allowance for impairment of trade debtors	(6,525,744)	(7,142,252)
Allowance for credit notes to be issued	(2,458,939)	(1,961,463)
Deferred checks	9,061,772	8,242,373
Trade receivables	178,231,597	111,752,310
Trade debtors		200,412
Non-current Trade receivables		200,412
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Trade debtors		640,258
Joint ventures and associates
Components of Consolidated Statement of Financial Position
Trade debtors	$ 1,211,435	$ 22,429